Convertible bonds (Narrative) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($) $ / shares	Jun. 19, 2019 USD ($) $ / shares
Convertible bonds
Aggregate principle amount | ¥	¥ 41,000
Proceeds from Convertible Debt	0	$ 0	¥ 6,209,590	¥ 0
Interest expense	522,015	80,002	266,517	¥ 8,616
Convertible bonds, non-current	¥ 5,084,362		5,008,571		$ 779,213
Purchased call option		$ 77,000
Initial conversion price | $ / shares					$ 127.9
ADS [Member]
Convertible bonds
Initial conversion price | $ / shares					$ 95.9
Number of shares agreed to sell | shares	10.4	10.4
Convertible bonds, current
Convertible bonds
Interest expense | ¥	¥ 496,767		246,434
Convertible bonds, non-current
Convertible bonds
Aggregate principle amount						$ 1,000
Convertible bonds, non-current	5,084,400		5,008,600		$ 779,200
Notes due 2025
Convertible bonds
Aggregate principle amount						$ 500,000
Interest rate (as a percent)						0.75%
Proceeds from Convertible Debt		$ 491,000
Convertible bonds, non-current | ¥	2,679,216		2,646,642
Cash conversion version features					364,000
Debt issuance costs					9,000
Amortization of debt issuance costs		7,000
Amount allocated as deduction to the equity component		2,000
Notes due 2026
Convertible bonds
Aggregate principle amount						$ 500,000
Interest rate (as a percent)						1.375%
Proceeds from Convertible Debt		491,000
Convertible bonds, non-current | ¥	¥ 2,405,146		2,361,929
Cash conversion version features					324,000
Debt issuance costs					$ 9,000
Amortization of debt issuance costs		6,000
Amount allocated as deduction to the equity component		$ 3,000
Notes due 2025 and 2026
Convertible bonds
Interest expense | ¥			¥ 246,434
Initial conversion rate | $ / shares						$ 0.0104271
Initial conversion price | $ / shares						$ 95.9